Schedule of Goodwill (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance Beginning	₪ 224,594	₪ 221,080
Balance Beginning	184	8,062
Balance Beginning	(5,586)	(4,548)
Balance Beginning	₪ 219,192	₪ 224,594